Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands				3 Months Ended			9 Months Ended		12 Months Ended
	Feb. 27, 2024 shares	Jan. 03, 2024 shares	Dec. 27, 2023 shares	Sep. 30, 2025 USD ($) Aircraft shares	Sep. 30, 2024 USD ($)	Mar. 31, 2024 shares	Sep. 30, 2025 USD ($) Aircraft shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Security Segment Aircraft shares	Dec. 31, 2023 USD ($) Aircraft Security shares	Nov. 10, 2023	Jan. 01, 2023 USD ($)	Nov. 01, 2021 USD ($)
Product Information [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]							srt:ChiefExecutiveOfficerMember		srt:ChiefExecutiveOfficerMember
Accounts receivable, allowance for credit losses				$ 80			$ 80		$ 80	$ 80
Number of operating segments | Segment									1
Guaranteed revenue program deposits									$ 0
Number of debt securities in an unrealized loss position | Security									50	13
Guaranteed Revenue Program, drawdown period													10 months
Advertising expense									$ 8,707	$ 6,013
Customer deposit per aircraft													$ 1,250
Notes receivable, allowance for credit losses				0			0		0	2,558
Debt securities, available-for-sale, allowance for credit loss												$ 0
Period for stockholder approval of equity incentive plan											12 months
Impairment loss									0	0
Realized loss on investment securities							238	$ 59	59	238
Guaranteed Revenue Program, minimum term													28 months
Fair value of debt securities in an unrealized loss position									6,562	4,263
Fair value of debt securities in an unrealized loss position greater than one year									1,927	2,759
Unrealized loss on investments									$ 297	395
Fractional ownership, contractual term (up to)									5 years
Aircraft held for sale, current portion				8,421			8,421		$ 7,786	0
Aircraft held for sale, non-current portion				0			0		4,085	0
Capitalized sales commissions				471	$ 348		1,328	885	1,748	1,315
Contract acquisition costs, current				835			835		923	514
Contract acquisition costs, noncurrent				1,205			1,205		965	631
Amortization of contract costs				$ 407	$ 274		$ 1,161	$ 821	$ 1,136	$ 827
Number of aircrafts held for sale | Aircraft				2			2		3	0
Employee Stock
Product Information [Line Items]
Shares purchased by employees (in shares) | shares							0		0
Common Class A | Common Stock
Product Information [Line Items]
Issuance of class A common stock upon conversion of bridge notes (in shares) | shares	73,947	203,500				277,447			277,447
Common Class A | Affiliates and Non-Affiliates of EGA Sponsor | Shares Issued for Bridge Notes | Common Stock
Product Information [Line Items]
Issuance of class A common stock upon conversion of bridge notes (in shares) | shares			9,550,274
Series A Preferred Stock
Product Information [Line Items]
Preferred stock, shares outstanding (in shares) | shares				25,000			25,000		25,000	25,000
Series B Preferred Stock
Product Information [Line Items]
Preferred stock, shares outstanding (in shares) | shares				29,737			29,737		29,737	25,510
Aircraft Engine
Product Information [Line Items]
Estimated Useful Life									7 years
Maximum
Product Information [Line Items]
Customer deposits									$ 500